Cash and Cash Equivalents: (Details 1) - USD ($)	Sep. 30, 2018	Dec. 31, 2017
Cash And Cash Equivalents Detailsabstract [Abstract]
Bank deposits	$ 48,612,925	$ 39,649,888
Cash held in trust	37,057,850	88,500,000
Money market funds	26,403,050	9,522,830
Total	$ 112,073,825	$ 137,672,718